Subsequent Events (Details) - USD ($)		5 Months Ended
	Apr. 16, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Number newly issued , value		$ 25,000
Warrants purchase		7,886,643
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Number newly issued , shares	3,000,000
Subsequent Event [Member] | Viking Shares [Member]
Subsequent Event [Line Items]
Number newly issued , value	$ 30,000,000
Warrants purchase	3,000,000
Subsequent Event [Member] | Founders Shares [Member]
Subsequent Event [Line Items]
Number newly issued , shares	500,000